Pre-Offering Related Compensation (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Change in value of Class B liability awards	$ 41,942	$ 85,907
Class B award modification expense	287,292	0
Amortization expense on pre-offering Class B awards	51,289	0
Pre-offering related compensation-share-based awards	380,523	85,907	101,682	(21,082)	79,071
Pre-offering related compensation - other	143,035	53,960	54,153	55,714	17,578
Total pre-offering related compensation	523,558	139,867
Cash incentive compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-offering related compensation - other	56,788	0
Bonus make-whole compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-offering related compensation - other	20,520	0
Class B Liability Awards | Distributions on liability awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-offering related compensation - other	$ 65,727	$ 53,960